As filed with the Securities and Exchange Commission on August 27, 2002

1933 Act Registration No. 333-91854

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

[   ] Pre-Effective Amendment No.
[X] Post-Effective Amendment No. 1

MOSAIC EQUITY TRUST
(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (480) 443-9537
550 Science Drive
Madison, Wisconsin 53711
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(Address of Principal Executive Offices)

W. Richard Mason, Esq.
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona 85258
(Name and Address of Agent for Service)

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's most recent fiscal year ended December 31, 2001 was filed with the Commission on or about February 21, 2002.

This filing is effective immediately pursuant to Rule 485(b) of the Securities Act of 1933.

Title of securities to be offered: Mosaic Equity Trust Investors Fund series.

Parts A and B are incorporated by reference to Form 497 filed on August 6, 2002 by the Registrant, in relation to Form N-14 filed by the Registrant on July 2, 2002.   This filing is made for the purposes of revising Part C, Exhibit 12, Tax Opinion, to reflect the final opinion issued at reorganization.

Mosaic Equity Trust Part C
Form N-14, August 27, 2002

Item 15. Indemnification

Mosaic Funds maintains a Directors and Officers Errors and Omissions Policy which covers the officers and Trustees of Mosaic Equity Trust as well as the officers and directors of the Advisor and its affiliates. Such policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of such registrants pursuant to any provision in the Trust or its By-Laws, each registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.)

Item 16. Exhibits:

1. Declaration of Trust.*

2. Bylaws.*

3. Not applicable.

4. Agreement and Plan of Reorganization. (Included as Appendix to Part A)*

5. Not applicable.

6. Form of Investment Advisory Agreement.*

7. Distribution Agreement.*

8. Not applicable.

9. Custody Agreement.*

10. Not applicable.

11. Opinion of counsel, Sullivan & Worcester, LLP.*

12. Form of tax opinion, DeWitt Ross and Stevens, S.C. (filed herewith).

13. Contracts. (Proposed amendments to Investment Advisory and Services Agreements effective on the Combination Date are appended to the Agreement and Plan of Reorganization included as an Appendix to Part A.)*

14. Consent of Independent Auditors (consent of Deloitte & Touche, letter complying with Rule 437a in relation to Arthur Anderson).*

15. Financial Statements for LXLCX and MINVX.*

16. Powers of Attorney (filed herewith).

17. Current prospectuses for LXLCX and MINVX.*

* Matters and documents associated with Mosaic Equity Trust are incorporated by reference to Form N-14 filed by Mosaic Equity Trust, 1933 Act Registration Number 333-91854, filed on July 2, 2002, with an effective date of August 2, 2002.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Madison, and State of Wisconsin, on the 26th day of August, 2002.

Registrant: Mosaic Equity Trust

By: (signature)
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Name: Katherine L. Frank
Title: President and Trustee

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

**,                              Trustee, Vice President     (Date)
Frank E. Burgess         and Treasurer

**,                              Trustee
James Imhoff                                                      (Date)

**,                              Trustee
Philip Blake                                                      (Date)

**,                              Trustee
Lorence Wheeler                                                  (Date)

(signature), **             Attorney-In-Fact                  August 26, 2002
John Rashke, Esquire